Nature of Business and Organization (Details)	12 Months Ended
Dec. 31, 2017
Golden Bull BVI [Member]
Variable Interest Entity [Line Items]
Name	Golden Bull BVI
Background	A British Virgin Islands company Incorporated on February 27, 2017
Ownership	100%.
Golden Bull HK [Member]
Variable Interest Entity [Line Items]
Name	Golden Bull HK
Background	A Hong Kong company Incorporated on January 24, 2017
Ownership	100% owned by Golden Bull BVI.
Golden Bull WFOE [Member]
Variable Interest Entity [Line Items]
Name	Golden Bull WFOE
Background	A PRC limited liability company and deemed a wholly foreign owned enterprise ("WFOE") Incorporated on June 8, 2017
Ownership	100% owned by Golden Bull HK.
Shanghai Dianniu [Member]
Variable Interest Entity [Line Items]
Name	Shanghai Dianniu
Background	A PRC limited liability company Incorporated on November 17, 2015 Services for online marketplace connecting borrowers and lenders.
Ownership	VIE of Golden Bull WFOE.
Shanghai Baoxun [Member]
Variable Interest Entity [Line Items]
Name	Shanghai Baoxun
Background	A PRC limited liability company Incorporated on January 22, 2016 Design and production of online advertisement and marketing survey services for online marketplace.
Ownership	VIE of Golden Bull WOFE.